Annual Fund Operating Expenses (Vanguard Emerging Markets Select Stock Fund - Investor Shares, Vanguard Emerging Markets Select Stock Fund)	12 Months Ended
Oct. 31, 2012
Vanguard Emerging Markets Select Stock Fund - Investor Shares | Vanguard Emerging Markets Select Stock Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.68%
12b-1 Distribution Fee	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.92%